Summary of Price Allocation for Acquisition (Details) - The Arena Group Holdings Inc [Member] - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Apr. 02, 2022	Apr. 01, 2022	Dec. 31, 2021	Jun. 04, 2021	Dec. 31, 2020
Asset Acquisition [Line Items]
Cash			$ 1,840
Goodwill	$ 42,575	$ 39,344			$ 19,619		$ 16,140
Net assets acquired			15,854
Athlon Holdings, Inc. [Member]
Asset Acquisition [Line Items]
Cash			2,604	$ 2,604
Accounts receivable			10,855	10,855
Other current assets			1,337	1,337
Equity investment			2,450
Fixed assets			108	108
Digital content			355	355
Advertiser relationships			6,202
Trade names			2,261	2,261
Goodwill			2,587	2,587
Accounts payable			(7,416)	(7,416)
Accrued expenses			(2,440)	(2,440)
Unearned revenue			(1,203)	(1,203)
Other long-term liabilities			(543)
Deferred tax liabilities			$ (1,303)	(1,303)
Net assets acquired				$ 15,854
College Spun Media Incorporated [Member]
Asset Acquisition [Line Items]
Cash						$ 3,214
Accounts receivable						1,772
Other current assets						5
Goodwill						3,479
Accrued expenses						(85)
Deferred tax liabilities						(1,825)
Net assets acquired						11,735
Brand name						$ 5,175